Investments Accounted for Using Equity Method (Tables)	12 Months Ended
Dec. 31, 2025
Equity Method Investments and Joint Ventures [Abstract]
Summary of Investments Accounted for Using Equity Method

Equity method investments
RMB
Balance as of December 31, 2023	13,450
Additions	14,800
Shares of results of equity method investees	(4,353)
Balance as of December 31, 2024	23,897
Additions	10,200
Shares of results of equity method investees	(5,248)

Balance as of December 31, 2025	28,849

Balance as of December 31, 2025 (US$)	4,125